Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

6.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Interest expense	15,368	9,277	29,472	18,195
Less: Interest capitalized	(120)	(1,084)	(384)	(2,355)

Interest expense, net	15,248	8,193	29,088	15,840
Swaps termination cash settlements	—	—	(3,685)	—
Interest swap cash settlements non-hedging	—	1,086	—	1,086
Bunkers swap cash settlements	(327)	—	(688)	266
Amortization of loan fees	754	343	1,464	676
Bank charges	114	80	140	141
Change in fair value of non-hedging financial instruments	84	(1,690)	1,419	(2,050)

Net total	15,873	8,012	27,738	15,959

At June 30, 2017, the Company was committed to five floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $191,273, maturing from May 2018 through March 2021, on which it pays fixed rates averaging 2.67% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 11).

At June 30, 2017 and December 31, 2016, all interest rate swap agreements were designated and qualified as cash flow hedges, in order to hedge the Company’s exposure to interest rate fluctuations. The fair value of such financial instruments as of June 30, 2017 and December 31, 2016, in aggregate amounted to $4,110 (negative) and $1,030 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2017, that is estimated to be reclassified into earnings within the next twelve months to June 30, 2018 is $2,123.

During the first half of 2017, the Company entered into an early termination of four of its hedging interest rate swap agreements. Total cash received from those terminations amounted to $3,685.

During the first half of 2016, the Company held one interest rate swap that did not meet hedge accounting criteria which expired on April 10, 2016. As such, the change in its fair value during the first half of 2016 has been included in change in fair value of non-hedging financial instruments in the table above, and amounted to a gain of $1,040.

At June 30, 2017 and December 31, 2016, the Company held six and twelve, respectively, call option agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The value of the call options at June 30, 2017 and December 31, 2016, was $441 (positive) and $1,307 (positive), respectively.

The changes in their fair values during the first half of 2017 and 2016 amounting to $866 (negative) and $1,010 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

In the first half of 2017 and 2016, the Company entered into one and two call option agreements, and premiums paid for the call options were $118 and $266, respectively.

During the first half of 2017, the Company entered into nine bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The value of bunker swap agreements at June 30, 2017, was $529 (positive). The change in the fair value in the first half of 2017 was $529 (positive).

During 2016, the Company entered into three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by the vessel Ulysses. The fair values of these financial instruments as of June 30, 2017 and December 31, 2016, were $1,396 (positive) and $2,479 (positive). The change in the fair value in the first half of 2017 was $1,083 (negative).